Note 6. INCOME TAXES	9 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 6. INCOME TAXES

                                              As of December 31, 2011

Deferred tax assets:

     Net operating tax carry forwards             $ 29,989

     Other                                             0

     Valuation allowance                          $ (29,989)

Net deferred tax assets                      $    0

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.